united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23711

Lind Capital Partners Municipal Credit Income Fund

(Exact name of registrant as specified in charter)

500 Davis Center, Suite 1004, Evanston, Illinois 60201

(Address of principal executive offices) (Zip code)

Eric Kane, Ultimus Fund Solutions, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 1/31

Date of reporting period: 7/31/22

Item 1. Reports to Stockholders.

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
(Symbol:LCPMX)

Semi-Annual Report

July 31, 2022

1-833-615-3031

www.LCPMX.com

Distributed by Ultimus Fund Distributors, LLC

Member FINRA

Lind Capital Partners Municipal Credit Income Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2022

The Fund’s performance figures(*) for the period ended July 31, 2022, compared to its benchmark:

			Annualized
	6 Month	1 Year	5 Year	Since Inception**
Lind Capital Partners Municipal Credit Income Fund	(5.22)%	(5.49)%	3.24%	3.17%
Bloomberg High Yield Muni Bond Index^	(5.84)%	(8.16)%	4.26%	4.32%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated July 31, 2022 the Fund’s total annual operating expenses are 1.39%. For performance information current to the most recent month-end, please call toll-free 1-833-615-3031 or visit www.LCPMX.com.

**	The Fund acquired all of the assets and liabilities of Backcountry Investment Partners 3 LP (the “Predecessor Fund”) in a tax free reorganization on February 2,2022. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Fund’s investment objective, policies and guidelines are in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on June 1, 2017. Updated performance information will be available at no cost by calling 1-833-615-3031 or visiting the Fund’s website at www.LCPMX.com.

^	The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Portfolio Composition+ as of July 31, 2022:
Municipal Bonds
Wisconsin	12.7%
New Jersey	11.8%
Texas	9.2%
Indiana	8.1%
Pennsylvania	7.3%
Michigan	5.4%
Colorado	5.3%
Vermont	4.7%
Ohio	3.8%
Other Assets in Excess of Liabilities	31.7%
100.0%

+	Based on Total Net Assets as of July 31, 2022

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Lind Capital Partners Municipal Credit Income Fund
Schedule of Investments (Unaudited)
July 31, 2022

Principal
Amount ($)		Coupon %	Maturity	Fair Value
	MUNICIPAL BONDS — 97.9%
	ALABAMA - 2.8%
35,000	Birmingham Private Educational Building Authority	6.000	12/1/2027	$34,247
105,000	Birmingham-Southern College Private Educational Building Authority	6.125	12/1/2025	104,042
420,000	Central Etowah County Solid Waste Disposal Authority	6.000	7/1/2045	351,116
				489,405
	ARIZONA- 2.4%
100,000	Arizona Industrial Development Authority	4.500	7/15/2029	99,958
200,000	Arizona Industrial Development Authority	5.625	10/1/2049	184,964
150,000	Industrial Development Authority of the County of Pima (The)	5.750	5/1/2050	150,046
				434,968
	COLORADO - 5.3%
750,000	Colorado Health Facilities Authority	8.000	8/1/2043	767,946
165,000	Fiddlers Business Improvement District	5.500	12/1/2047	173,983
				941,929
	FLORIDA - 3.1%
345,000	Capital Trust Agency, Inc.	6.000	7/1/2042	313,708
825,000	Capital Trust Agency, Inc. (a)	0.000	12/30/2049	—
125,000	Collier County Industrial Development Authority (a)	8.250	5/15/2049	80,000
405,000	Highlands County Health Facilities Authority (a)	6.000	4/1/2038	152,280
				545,988
	GEORGIA - 3.2%
500,000	Fulton County Residential Care Facilities for the Elderly Authority	4.000	4/1/2051	383,519
175,000	Macon-Bibb County Urban Development Authority	5.875	6/15/2047	180,012
				563,531
	INDIANA - 2.2%
390,000	Iowa Higher Education Loan Authority	5.500	11/1/2051	394,856

	ILLINOIS - 0.9%
160,000	Eastern Illinois University	5.800	10/1/2033	160,150

	INDIANA - 8.1%
1,530,000	City of Anderson IN	6.000	10/1/2042	1,434,768

	KENTUCKY - 3.3%
470,000	Kentucky Economic Development Finance Authority	5.500	11/15/2027	461,105
10,000	Kentucky Economic Development Finance Authority	6.000	11/15/2036	9,692
115,000	Kentucky Economic Development Finance Authority	6.250	11/15/2046	109,746
				580,543
	LOUISIANA- 2.5%
350,000	Jefferson Parish Economic Development & Port District	5.625	6/15/2048	359,196
100,000	Louisiana Public Facilities Authority	5.250	6/1/2051	92,071
				451,267
	MICHIGAN - 5.4%
725,000	Grand Rapids Economic Development Corporation	5.500	4/1/2039	610,129
435,000	Grand Rapids Economic Development Corporation	5.750	4/1/2054	345,918
				956,047
	MINNESOTA - 2.0%
330,000	City of Blaine MN	6.125	7/1/2045	254,980
125,000	City of Blaine MN	6.125	7/1/2050	94,008
				348,988
	NEW HAMPSHIRE - 0.7%
50,000	New Hampshire Business Finance Authority	5.625	7/1/2046	49835
85,000	New Hampshire Business Finance Authority	5.750	7/1/2054	85,037
				134,872
	NEW JERSEY - 11.8%
2,715,000	Middlesex County Improvement Authority (a)	5.000	1/1/2032	1,857,042
275,000	New Jersey Economic Development Authority	5.750	7/1/2047	234,719
				2,091,761

See accompanying notes to financial statements.

Lind Capital Partners Municipal Credit Income Fund
Schedule of Investments (Unaudited) (Continued)
July 31, 2022

Principal
Amount ($)		Coupon %	Maturity	Fair Value
	MUNICIPAL BONDS — 97.9% (Continued)
	NEW YORK - 0.7%
140,000	Huntington Local Development Corporation	5.250	7/1/2056	$128,048

	OHIO - 3.8%
450,000	Columbus-Franklin County Finance Authority	6.500	3/1/2048	393,133
225,000	County of Montgomery OH (a)	6.250	4/1/2049	84,600
200,000	Southeastern Ohio Port Authority	6.000	12/1/2042	201,145
				678,878
	PENNSYLVANIA - 7.3%
75,000	Philadelphia Authority for Industrial Development	5.625	8/1/2036	77,722
250,000	Philadelphia Authority for Industrial Development	6.375	6/1/2040	254,460
950,000	Philadelphia Authority for Industrial Development	6.500	6/1/2045	968,768
				1,300,950
	PUERTO RICO - 2.5%
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	4.536	7/1/2053	5,793
425,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	5.000	7/1/2058	429,748
				435,541
	TENNESSEE - 1.9%
230,000	Shelby County Health Educational & Housing Facilities Board	5.750	10/1/2049	230,916
100,000	Shelby County Health Educational & Housing Facilities Board	5.750	10/1/2054	99,555
				330,471
	TEXAS - 9.2%
325,000	Clifton Higher Education Finance Corporation	6.125	8/15/2048	334,606
35,000	New Hope Cultural Education Facilities Finance Corporation	5.750	7/15/2052	35,444
250,000	New Hope Cultural Education Facilities Finance Corporation	5.500	1/1/2057	229,844
170,000	Newark Higher Education Finance Corporation	5.750	8/15/2045	177,475
375,000	Port Beaumont Navigation District	8.000	2/1/2039	378,197
325,000	San Antonio Education Facilities Corporation	5.000	10/1/2051	297,544
170,000	Tarrant County Cultural Education Facilities Finance Corporation	6.750	11/15/2051	180,143
				1,633,253
	UTAH - 1.4%
235,000	Utah Infrastructure Agency	5.000	10/15/2046	240,009

	VERMONT - 4.7%
650,000	East Central Vermont Telecommunications District	6.125	12/1/2040	666,115
175,000	East Central Vermont Telecommunications District	5.600	12/1/2043	175,143
				841,258
	WISCONSIN - 12.7%
100,000	Public Finance Authority	4.650	12/1/2035	86,892
470,000	Public Finance Authority	5.000	1/1/2057	431,824
175,000	Public Finance Authority	5.000	2/1/2062	182,967
325,000	Public Finance Authority	5.000	4/1/2047	306,526
1,522	Public Finance Authority (a)	5.500	12/1/2048	761
425,000	Public Finance Authority	5.750	5/1/2054	401,917
515,254	Public Finance Authority	5.750	12/1/2048	449,393
250,000	Wisconsin Health & Educational Facilities Authority	5.000	8/1/2037	230,617
225,000	Wisconsin Health & Educational Facilities Authority	7.000	7/1/2043	154,991
				2,245,888

	TOTAL MUNICIPAL BONDS (Cost - $18,434,167)			17,363,369

Shares
	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET - 0.1%
9,615	Federated Institutional Tax-Free Cash Trust, , 0.65% (Cost $9,615)(b)			9,615

	TOTAL INVESTMENTS - 98.0% (Cost - $18,443,782)			$17,372,984
	OTHER ASSETS LESS LIABILITIES - 2.0%			354,187
	NET ASSETS - 100.0%			$17,727,171

(a)	Represents issuer in default on interest payments; non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

See accompanying notes to financial statements.

Lind Capital Partners Municipal Credit Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

July 31, 2022

ASSETS
Investment securities:
At cost	$18,443,782
At fair value	$17,372,984
Dividends and Interest receivable	379,218
Due from Advisor	16,964
TOTAL ASSETS	17,769,166

LIABILITIES
Distribution payable	16,157
Payable to related parties	7,937
Other Accrued expenses	17,901
TOTAL LIABILITIES	41,995

NET ASSETS	$17,727,171

Net Assets Consist Of:
Paid in capital	$19,168,463
Accumulated deficit	(1,441,292)
NET ASSETS	$17,727,171

Net Asset Value Per Share:
Shares:
Net Assets	$17,727,171
Shares of beneficial interest outstanding ($0 par value. unlimited shares authorized)	1,911,944
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.27

See accompanying notes to financial statements.

Lind Capital Partners Municipal Credit Income Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended July 31, 2022 (a)

INVESTMENT INCOME
Interest	$653,954
TOTAL INVESTMENT INCOME	653,954

EXPENSES
Investment advisory fees	88,436
Administrative services fees	50,401
Organization costs	47,500
Transfer agent fees	27,834
Professional fees	20,482
Trustees fees and expenses	17,068
Legal fees	14,630
Offering costs	10,286
Audit fees	9,753
Registration fees	4,877
Printing	3,658
Insurance expense	3,414
Custodian fees	2,926
Other expenses	1,463
TOTAL EXPENSES	302,728

Less: Fees waived/reimbursed by the Advisor	(192,206)

NET EXPENSES	110,522

NET INVESTMENT INCOME	543,432

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	101,987
Net change in unrealized depreciation on investments	(1,726,471)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(1,624,484)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,081,052)

(a)	Commencement of operations was February 2, 2022

See accompanying notes to financial statements.

Lind Capital Partners Municipal Credit Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
July 31, 2022 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$543,432
Net realized gain from investments	101,987
Net change in unrealized depreciation on investments	(1,726,471)
Net decrease in net assets resulting from operations	(1,081,052)

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(360,240)
Decrease in net assets from distributions to shareholders	(360,240)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	19,784,276
Reinvestment of distributions to shareholders	290,415
Payments for shares redeemed	(1,006,228)
Net increase in net assets from shares of beneficial interest	19,068,463

TOTAL INCREASE IN NET ASSETS	17,627,171

NET ASSETS
Beginning of Period	100,000
End of Period	$17,727,171

SHARE ACTIVITY
Shares Sold	1,979,606
Shares Reinvested	31,119
Shares Redeemed	(108,781)
Net increase from share activity	1,901,944

(a)	Fund Launch February 2, 2022

See accompanying notes to financial statements.

Lind Capital Partners Municipal Credit Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Period Ended
	July 31,
	2022(a)
	(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (b)	0.28
Net realized and unrealized gain (loss) on investments	(0.83)
Total from investment operations	(0.55)

Less distributions from:
Net investment income	$(0.18)
Total distributions	$(0.18)

Net asset value, end of period	$9.27

Total return (c)	(5.22	)% (d)

Net assets, end of period (000s)	$17,727

Ratio of gross expenses to average net assets	3.42	% (e)
Ratio of net expenses to average net assets	1.25	% (e)
Ratio of net investment income to average net assets	6.15	% (e)
Portfolio Turnover Rate	12	% (d)

(a)	Lind Capital Partners Municipal Credit Income Fund commenced operations February 2, 2022

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2022

1.	ORGANIZATION

Lind Capital Partners Municipal Credit Income Fund (the “Fund”) was organized as a Delaware statutory trust on May 13,2021 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non -diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to generate high current income from investments in municipal securities exempt from federal income tax and capital preservation.

Lind Capital Partners Municipal Credit Income Fund was organized originally as a limited liability partnership (“Backcountry Investment Partnership 3, LP”) in June 2017. Effective as of the close of business on February 2, 2022, all the assets, subject to liabilities of Backcountry Investment Partnership 3, LP., were transferred to Lind Capital Partners Municipal Credit Income Fund. The net assets value of the Lind Capital Partners Municipal Credit Income Fund shares on the close of business February 2, 2022, after the reorganization, was $10.00 and received in-kind capital contributions and cash valued at $19,083,476 in exchange for 1,908,348 shares.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at the Board’s direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. Although the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction will accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

There is no single standard for determining fair value of a security. Rather, the third-party valuation agent’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. As part of its due diligence, the Adviser

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2022

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2022 for the Fund’s assets measured at fair value:

Assets*	Level I	Level 2	Level 3	Total
Municipal Bonds	$—	$17,363,369	$—	$17,363,369
Short-Term Investment	9,615	—	—	9,615
Total	$9,615	$17,363,369	$—	$17,372,984

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any level 3 securities.

Credit Risk – the risk that the Fund could lose money if the issuer, guarantor, or insurers of a fixed-income security, or the counterparty to a derivative considered primarily speculative regarding the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Municipal Bond Risk – the risk that a Fund may be affected significantly by the economic, regulatory, or political developments affecting the ability of obligors of Municipal Bonds to pay interest or repay principal. The values of Municipal Bonds held by the Fund may be adversely affected by local political and economic conditions and developments. The Fund may make significant investments in a particular segment of the municipal bond market or in the debt of issuers located in the same state or territory. Adverse conditions in such industry or location could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. The amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of the Fund may be more dependent on the analytical abilities of the Fund’s Adviser than funds that invest in stock or other corporate investments.

Interest Rate Risk – the risk that fixed-income securities will decline in value because of an increase in interest rates. The values of debt instruments, including Municipal Bonds, usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments.

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2022

High Yield Risk – Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. Such bonds are considered predominantly speculative and may be questionable as to principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Unrated municipal bonds determined by the Fund’s Adviser to be of comparable quality to rated municipal bonds which the Fund may purchase may pay a higher interest rate than such rated municipal bonds and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated municipal bonds or issuers than rated bonds or issuers.

Liquidity Risk – the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities. Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the bonds’ prices and hurt performance. The Fund may invest in securities which are, or which become, illiquid. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose readily of illiquid securities when that would be beneficial at a favorable time or price or at prices approximating those at which the Fund currently values them. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken in the Fund’s January 31, 2023 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended July 31, 2022, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. All or a portion of a distribution may consist of return of capital, shareholders should not assume that the source of a distribution is net income.

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2022

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Organizational and Offering Costs – Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over 12 months using the straight-line method.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Lind Capital Partners, LLC (“Lind”) serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Adviser, the Fund has agreed to pay the Adviser as compensation under the Investment Management Agreement (the “Management Fee”). The management fee is calculated and payable monthly in arrears at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation), to the extent that they exceed 1.25% per annum of the Fund’s average daily net assets of the Fund (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from when they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation (at the time of waiver/reimbursement or recapture) to be exceeded. As of July 31, 2022, the Advisor waived $134,420 pursuant to the waiver agreement and will expire January 31, 2026.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of the Fund shares. During the period ended July 31, 2022, the Distributor received $0 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with UFS, the Fund pays UFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended July 31, 2022, amounted to $3,037,183 and $1,765,968, respectively.

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2022

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 30, 2022, was as follows:

Cost	Unrealized Appreciation	Unrealized Depreciation	Total Unrealized Appreciation/ Depreciation
18,265,002	354,328	(1,246,346)	(892,018)

6.	REPURCHASE OFFERS

The Fund is an “interval fund” and, in order to provide liquidity to shareholders, it intends to conduct quarterly repurchase offers of the outstanding shares at net asset value (“NAV”), subject to approval of the Board of Trustees. In each quarter, such repurchase offers will be for at least 5% of its outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding shares under ordinary circumstances. If shareholders tender for repurchase more than five percent (5%) of the outstanding Shares (the “Repurchase Offer Amount”), the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed two percent (2%) of the outstanding Shares on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus two percent (2%) of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase Shares pro rata based upon the number of Shares tendered by each shareholder. Repurchase offers and the need to fund repurchase obligations may affect the Fund’s ability to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments.

During the period ended July 31, 2022, the Fund completed one quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The Fund may under officer approval increase the repurchase percentage above 5%. The results of those repurchase offers were as follows:

Repurchase Offer #1
Commencement Date	May 2, 2022
Repurchase Request Deadline	May 27, 2022
Repurchase Pricing Date	May 27, 2022
Net Asset Value as of Repurchase Offer Date	$9.25
Amount Repurchased	$1,006,228
Percentage of Outstanding Shares Repurchased	5.44%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Lind Capital Partners Municipal Credit Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2022

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Semi-Annual Report – Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with Lind Capital Partners, LLC (the “Advisor” or “Lind Capital”) for an initial two-year term (the “Management Agreement”). The Board approved the Advisory Agreement at a meeting held on August 24, 2021, at which all of the Trustees were present.

The Trustees, including the Independent Trustees, considered a variety of factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. Based on their review of the materials and information presented at the meeting, the Trustees came to the following conclusions:

The Nature, Extent, and Quality of Services. The Trustees reviewed the materials provided by the Advisor regarding the nature, extent, and quality of the Advisor’s services to the Fund, including the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; and the anticipated efforts of Lind Capital to promote the and grow assets. The Board considered that Lind Capital manages two private funds with substantially similar strategies, which are expected to reorganize into the Fund. The Trustees also considered Lind Capital’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance program, policies, and procedures reflecting its management of the Fund. The Trustees also considered the financial condition of Lind Capital. The Trustees reviewed the Advisor’s Form ADV and considered the qualifications, background, and responsibilities of the members of the Advisor’s portfolio management team who would oversee the daily investment management of the Fund. The Trustees also considered the Advisor’s research, compliance, and operations resources.

In reaching their conclusions, the Trustees considered that the Advisor has not previously managed a registered investment company, but is staffed by experienced personnel who have experience operating the Advisor and private investment companies. They also noted the Advisor’s experience with the strategy and its history of managing and overseeing the effective operation of other service providers supporting the management of pooled investment vehicles invested in municipal credit securities. The Trustees also considered the Fund’s primary investment objective and concluded that the operation of such a mandate appears to be within the capabilities of the investment personnel employed by the Advisor. Based on the above considerations, the Trustees conclude that the nature, extent, and quality of the Advisor’s services under the Management Agreement were reasonable.

Performance. The Trustees considered the performance of two private investment funds with substantially similar investment strategies that were managed by Lind Capital (the “Predecessor Funds”), and also considered the fact that the Fund’s initial operating capital would come from the reorganization of the Predecessor Funds into the Fund, subject to approved by the Predecessor Funds’ limited partners. The Trustees noted that the Advisor does not currently advise any other U.S. registered investment companies. The Trustees concluded that based on the Predecessor Funds’ performance, the Advisor had the expertise necessary to fulfill the Fund’s investment objective and execute its investment strategy.

Fees and Expenses. The Trustees next considered information regarding the Fund’s projected expense ratio and the proposed management fee for the Fund. The Trustees compared the Fund’s proposed costs and management fee to comparable funds provided by the Advisor. The Trustees compared the Fund’s proposed management fee, projected expenses, and overall expense ratio to the Fund’s peer group. The Trustees noted that the management fee of 1.10% was higher than the average and median of the peer group, but was reasonably within the range of management fees presented. The Trustees further noted that the Fund’s overall net and gross expense ratios for the Fund were higher than the average and median expense ratios for the funds in the peer group, but still within a reasonable range. The Trustees noted that the Fund’s net expense ratio was lower than the three highest net expense ratios in the peer group. The Trustees also considered the size and structure of the peer group, and noted that most of the funds in it had considerably larger asset levels.

Lind Capital Partners Municipal Credit Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2022

The Trustees also considered that the Advisor had agreed to waive its management fee and reimburse operating expenses of the Fund to the extent necessary to limit the operating expenses of the Fund, excluding certain “excluded expenses,” to the annual rate of 1.25% of the average daily net assets of the Fund (the “Expense Cap”) for at least two years following the launch of the Fund. In light of the foregoing, and in their business judgment, the Trustees found that the proposed management fee was reasonable given the nature, extent, and quality of the Advisor’s services to the Fund.

Profitability. The Trustees considered the Advisor’s anticipated profitability. The Trustees considered that the Fund is not yet operational, and no record of profitability exists. The Trustees considered the profitability of the Predecessor Funds and the Advisor’s estimated costs of managing the Fund and information provided by the Advisor regarding its financial condition.

Economies of Scale. The Trustees considered whether the Advisor would realize economies of scale with respect to its management of the Fund. The Trustees noted that the management fee does not include any breakpoints but that the effect of the Expense Cap would limit the Fund’s expenses at certain levels. The Trustees noted that economies of scale were not a relevant consideration at this time and the Advisor would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Conflicts of Interest and Fall-out Benefits. In evaluating the possibility for conflicts of interest, the Trustees considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of the Advisor’s Codes of Ethic; and other relevant policies described in Lind Capital’s Form ADV and Compliance Program, such as personal conduct policies, personal trading policies, risk management and internal controls. The Trustees also considered potential benefits to Lind Capital in managing the Fund and noted that Lind Capital may benefit from operational efficiencies related to the management of smaller client accounts. Following further consideration and discussion, the Trustees concluded that Lind Capital’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Lind Capital from managing the Fund, were satisfactory.

Conclusion. The Trustees, having requested and received such information from the Advisor as they believed reasonably necessary to evaluate the terms of the proposed Management Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Management Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE

Lind Capital Partners

FACTS	WHAT DOES LIND CAPITAL PARTNERS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service that you have with us. This information can include:

●     Social Security number and wire transfer instructions

●     account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Lind Capital Parrtners chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Lind Capital Partners share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes -information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes -information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-312-361-3446

PRIVACY NOTICE

Lind Capital Partners

What we do:
How does Lind Capital Partners protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Lind Capital Partners collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Lind Capital Partners does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Lind Capital Partners does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Lind Capital Partners isn’t joint market.

THIS PAGE INTENTIONALLY LEFT BLANK

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-615-3031 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-833-615-3031.

Investment Adviser
Lind Capital Partners, LLC
500 Davis Center, Suite 1004
Evanston, Illinois 60201

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Lind-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. None.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lind Capital Partners Municipal Credit Income Fund

By (Signature and Title)

/s/ J. Robert Lind

J. Robert Lind, President/Principal Executive Officer

Date 10/4/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Robert Lind

J. Robert Lind, President/Principal Executive Officer

Date 10/4/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Treasurer/Principal Financial Officer

Date 10/4/22